ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

Organization – Recon Technology, Ltd (the “Company”) was incorporated under the laws of the Cayman Islands on August 21, 2007 as a limited liability company. The Company provides specialized oilfield equipment, automation systems, tools, chemicals and field services to petroleum companies mainly in the People’s Republic of China (the “PRC”).

The Company, along with its wholly-owned subsidiaries, Recon Technology Co., Limited (“Recon HK”), Jining Recon Technology Ltd. (“Recon JN”), Recon Investment Ltd. (“Recon IN”) and Recon Hengda Technology (Beijing) Co., Ltd. (“Recon BJ”), conducts its business through the following PRC legal entities (“Domestic Companies”) that are consolidated as variable interest entities (“VIEs”) and operate in the Chinese oilfield equipment & service industry:

1.	Beijing BHD Petroleum Technology Co., Ltd. (“BHD”),
2.	Nanjing Recon Technology Co., Ltd. (“Nanjing Recon”).

The Company has signed Exclusive Technical Consulting Service Agreements with each of the Domestic Companies, which are our VIEs and Equity Interest Pledge Agreements and Exclusive Equity Interest Purchase Agreements with their shareholders. Through these contractual arrangements, the Company has the ability to substantially influence each of the Domestic Companies’ daily operations and financial affairs, appoint their senior executives and approve all matters requiring shareholder approval. As a result of these contractual arrangements, which enable the Company to control the Domestic Companies, the Company is considered as the primary beneficiary of each Domestic Company. Thus, the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.

On December 17, 2015, Huang Hua BHD Petroleum Equipment Manufacturing Co. LTD, a fully owned subsidiary established by BHD was organized under the laws of the PRC.

As of this report, BHD invested an accumulated fund of RMB4.6 million to a newly established company Gan Su BHD Environmental Technology Co., Ltd (“Gan Su BHD”). Gan Su BHD was established on May 23, 2017, with registered capital of RMB 50 million. Based on its revised chapter dated August 11, 2017, BHD owns an interest of 51% of Gan Su BHD, which is focusing on oilfield sewage treatment and oily sludge disposal projects. On August 4, 2017, Gan Su BHD purchased the land use right of state-owned construction land in Yumen, Gan Su, in the amount of ¥1,322,300 ($195,104). The land use right was intended to establish production line of the oily sludge disposal projects. As of the date of this report, the accumulated cost incurred in the project was ¥283,800 ($41,874).

Nature of Operations – The Company engaged in (1) providing equipment, tools and other hardware related to oilfield production and management, including simple installations in connection with some projects; (2) service to improve production and efficiency of exploited oil wells, (3) developing and selling its own specialized industrial automation control and information solutions, and (4) design, test and implement solution of sewage and oily sludge treatment, production and sales of related integrated equipment and project services.